Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of share purchase payment plans

Number of Series A shares
Outstanding as of December 31, 2022	6,579,214
Purchased during the year	5,847,018
Exercised/vested during the year	(2,932,479)
Forfeited during the year	(330,453)
Outstanding as of December 31, 2023	9,163,300 (1)
Purchased during the year	5,209,713
Exercised/vested during the year	(3,880,683)
Forfeited during the year	—
Outstanding as of December 31, 2024	10,492,330 (1)
(1)	These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2024 and 2023.

Schedule of vesting period of shares granted

Number of Series A shares	Vesting period
5,070,172	November 2025
3,685,587	November 2026
1,736,571	November 2027
10,492,330

Schedule of retention plan (benefit) expenses

	2024		2023		2022
Benefit arising from cash-settled share-based payments transactions	US$	(1,131)	US$	(119)	US$	(4,365)
Expense arising from equity-settled share-based payments transactions		6,309		6,048		5,074
Total expense arising from share-based payments transactions	US$	5,178	US$	5,929	US$	709